Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Jan. 31, 2026	Jul. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayment for digital asset procurement	[1]	$ 35,920,947
Prepayment for consulting service fee	[2]	600,000	600,000
Others		22,091	22,091
Total		$ 36,543,038	$ 622,091

[1]

On August 1, 2025 and October 28, 2025, the Company entered into procurement authorization contracts with a third-party agent. Pursuant to the contracts, the agent is authorized to procure, on the Company’s behalf, a specified type of ICO token in an aggregate amount equivalent to approximately USD35,920,947. The procurement is subject to a 100% reserve requirement system, and all purchased tokens must be delivered to a cryptocurrency wallet address designated and controlled by the Company within 12 months following the effective dates of the respective contracts.

As of January 31, 2026, the Company had advanced the full contract amounts to the agent, which was recorded in “prepaid expenses and other current assets” of the consolidated balance sheet. The procurement and delivery of the tokens by the agent were not yet completed and no digital assets were recognized on the consolidated balance sheet as of January 31, 2026.
[2]	The balance includes amounts paid to Mr. Liu Jun, the former CEO of the Company, in advance for advisory services. These prepaid amounts will be recognized as expense over the period the services are rendered.